Consolidated Statements of Cash Flows - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Operating Activities
Loss for the period	$ (10,098)	$ (15,043)
Items not involving cash:
Depreciation	4	130
Environmental rehabilitation provision accretion	1,776	1,796
Share-based compensation	1,318	1,742
Unrealized loss on foreign exchange	1	7
Loss on modification of debentures		4,109
Loss on land exchange		553
Loss on disposal of intangible	1,324
Loss on disposal of lands	469
Gain on disposal of financial instrument	(36)
Loss on financial instrument fair value		971
Changes in non-cash working capital:
Amounts receivable	23	(384)
Prepaid expenses	2	(350)
Accounts payable and accruals	227	667
Net cash used in operating activities	(4,990)	(5,802)
Financing Activities
Share issuance proceeds, net of costs		742
Debenture funding, net of costs	14,917	69,723
RSU's settled for cash		(377)
Net cash provided by financing activities	14,917	70,088
Investing Activities
Property, plant and equipment purchases	(21,030)	(26,437)
Intangible purchases	(810)	(21,055)
Financial instrument disposal proceeds	171
Land disposal proceeds		425
Restricted cash deposits		(10,286)
Net cash used in investing activities	(21,669)	(57,353)
Net Increase (Decrease) in Cash	(11,742)	6,933
Effect of foreign exchange on Cash	(1)	(7)
Cash - Beginning of period	18,674	6,931
Cash - End of period	6,931	13,857
Supplemental information - non-cash investing and financing
Accounts payable and accruals	(60)	(390)
Transfer from PP&E to Intangible	2,320
Debt accretion and capitalized interest	18,512	20,560
Share-based compensation	232	460
Bonus share amortization and forfeiture	279	(1,519)
Fair value of shares issued for land options	$ 256	$ 123